Consolidated Statements of Changes in Members' Capital and Accumulated Other Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Members' Capital
Comprehensive income:
Members' capital end of period	$ 4,573,200
Predecessor
Increase (Decrease) in Stockholders' Equity
Members' capital beginning of period		$ 986,468
Comprehensive income:
Members' capital end of period			$ 986,468
Predecessor | Members' Capital
Increase (Decrease) in Stockholders' Equity
Members' capital beginning of period		999,735
Comprehensive income:
Members' capital end of period			999,735
Predecessor | Accumulated Other Comprehensive Loss
Increase (Decrease) in Stockholders' Equity
Members' capital beginning of period		(13,267)
Comprehensive income:
Members' capital end of period			(13,267)
Tradeweb Markets LLC | Predecessor
Increase (Decrease) in Stockholders' Equity
Members' capital beginning of period	1,125,165	986,468	1,024,759	$ 1,067,944
Comprehensive income:
Post-IPO net income attributable to Tradeweb Markets Inc.		130,160	83,648	93,161
Foreign currency translation adjustments		(3,064)	2,885	(4,679)
Comprehensive income attributable to non-controlling interests		127,096	86,533	88,482
Adjustment to Class C Shares and Class P(C) Shares in mezzanine capital		456	(2,109)	(1,667)
Vesting of contingent consideration		150,495
Capital contributions			29,285
Capital distributions		(139,350)	(152,000)	(130,000)
Members' capital end of period		1,125,165	986,468	1,024,759
Tradeweb Markets LLC | Predecessor | Members' Capital
Increase (Decrease) in Stockholders' Equity
Members' capital beginning of period	1,141,496	999,735	1,040,911	1,079,417
Comprehensive income:
Post-IPO net income attributable to Tradeweb Markets Inc.		130,160	83,648	93,161
Comprehensive income attributable to non-controlling interests		130,160	83,648	93,161
Adjustment to Class C Shares and Class P(C) Shares in mezzanine capital		456	(2,109)	(1,667)
Vesting of contingent consideration		150,495
Capital contributions			29,285
Capital distributions		(139,350)	(152,000)	(130,000)
Members' capital end of period		1,141,496	999,735	1,040,911
Tradeweb Markets LLC | Predecessor | Accumulated Other Comprehensive Loss
Increase (Decrease) in Stockholders' Equity
Members' capital beginning of period	(16,331)	(13,267)	(16,152)	(11,473)
Comprehensive income:
Foreign currency translation adjustments		(3,064)	2,885	(4,679)
Comprehensive income attributable to non-controlling interests		(3,064)	2,885	(4,679)
Members' capital end of period		(16,331)	$ (13,267)	$ (16,152)
Tradeweb Markets LLC | Successor
Increase (Decrease) in Stockholders' Equity
Members' capital beginning of period	4,562,154
Comprehensive income:
Post-IPO net income attributable to Tradeweb Markets Inc.	29,307
Foreign currency translation adjustments	(866)
Comprehensive income attributable to non-controlling interests	28,441
Adjustment to Class C Shares and Class P(C) Shares in mezzanine capital	(1,333)
Conversion of certain cash-settled PRSUs to equity settled PRSUs	19,072
Capital distributions	(36,000)
Members' capital end of period	4,572,334	4,562,154
Tradeweb Markets LLC | Successor | Members' Capital
Increase (Decrease) in Stockholders' Equity
Members' capital beginning of period	4,562,154
Comprehensive income:
Post-IPO net income attributable to Tradeweb Markets Inc.	29,307
Comprehensive income attributable to non-controlling interests	29,307
Adjustment to Class C Shares and Class P(C) Shares in mezzanine capital	(1,333)
Conversion of certain cash-settled PRSUs to equity settled PRSUs	19,072
Capital distributions	(36,000)
Members' capital end of period	4,573,200	4,562,154
Tradeweb Markets LLC | Successor | Accumulated Other Comprehensive Loss
Increase (Decrease) in Stockholders' Equity
Members' capital beginning of period	0
Comprehensive income:
Foreign currency translation adjustments	(866)
Comprehensive income attributable to non-controlling interests	(866)
Members' capital end of period	$ (866)	$ 0